Research International Core Portfolio Investment Strategy - Research International Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	The Portfolio normally invests primarily in foreign equity securities, including emerging market equity securities. The Portfolio normally invests its assets across different industries, sectors, countries, and regions, but the Portfolio may invest a significant percentage of its assets in issuers in a single industry, sector, country, or a particular geographic region. In conjunction with a team of investment research analysts, sector leaders select investments for the Portfolio. The adviser generally manages the Portfolio to align with the MSCI EAFE® (Europe-Australasia-Far East) Index (the “Index”) with respect to sector weightings. The Portfolio does not, as a matter of policy, concentrate in any particular industry. The Portfolio is not constrained by any particular investment style. The adviser may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio’s investments in equity securities may include securities of companies of any capitalization level, and could include common stocks, preferred stocks, securities convertible into stock and American Depositary Receipts (ADRs) and other depositary receipts for those securities. The adviser uses an active “bottom up” investment approach to buying and selling investments for the Portfolio, which emphasizes individual stock selection. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality and other factors, may also be considered. The adviser may sell securities for a variety of reasons such as to seek to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.